Related Party Transactions (Details Textual) - USD ($)			3 Months Ended
		Mar. 09, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Rental fee, per month			$ 1,200
Lease agreement, description			Aircom Japan entered into a lease agreement with Daniel, between August 1, 2014 and July 31, 2016, which was renewed to expire on July 31, 2018.
Other payable			$ 1,299,578	$ 1,082,395	$ 2,955,575
Klingon [Member]
Related Party Transactions (Textual)
Purchase agreement periods		10 years
Purchase price of equipment		$ 909,000
Other payable	[1]		$ 762,000	762,000	762,000
WWI [Member]
Related Party Transactions (Textual)
Lease agreement, description			The Company has a lease agreement with WWI with monthly rental cost of $450. The lease term is from June 1, 2017 to May 31, 2018.
Other payable	[2]		$ 38,241	9,410
Dmedia [Member]
Related Party Transactions (Textual)
Other payable	[3]		$ 325,040
Interest rate			3.00%
Expiring date			Jan. 30, 2019

[1]	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2017 and 2016, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.
[2]	Represents rent for a warehouse in Hong Kong to store the Company's hardware.
[3]	Represents short-term loan from Dmedia Holding LP. This short-term loan will expire on January 30, 2019 with an annual interest rate of 3%.